Osterweis Institutional Equity Fund
Osterweis Institutional Equity Fund
Investment Objective
The Osterweis Institutional Equity Fund (the “Fund”) seeks long-term total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Osterweis Institutional Equity Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Osterweis Institutional Equity Fund Investor Class
Management Fees		0.85%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.28%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver and/or Expense Reduction		(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reduction	[1]	1.00%
[1]	Osterweis Capital Management, LLC (the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reduction for the Fund to 1.00% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least June 30, 2015. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Osterweis Institutional Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first year only).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year:	3 Years:	5 Years:	10 Years:
Osterweis Institutional Equity Fund Investor Class	102	346	610	1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal period ended March 31, 2014, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Osterweis Institutional Equity Fund intends to invest approximately 95% of its net assets (plus any borrowings for investment purposes) in equity securities, under normal circumstances. The equity securities in which the Fund may invest will consist primarily of investments in common stocks, preferred stocks, convertible stocks, warrants, income trusts and other similar equity securities of companies that the Adviser believes offer superior investment value and opportunity for growth.

Other types of equity securities in which the Fund may invest include publicly-traded Master Limited Partnerships (“MLPs”), which are generally energy or natural resource related companies. MLPs may comprise up to 20% of the Fund’s assets. The Fund may also invest up to 40% of its assets in equity securities of foreign issuers and/or depositary receipts that are traded on domestic or foreign exchanges, including emerging markets.

The Fund may invest in companies of any size – large, medium and small. The Adviser focuses on companies that it believes to be undervalued or otherwise out-of-favor in the market, but that have attractive growth prospects. The Adviser places particular emphasis on the analysis of a company’s ability to generate free cash flow and the value-enhancing deployment of this cash, balance sheet strength and longer-term growth prospects.

The Adviser also seeks under-researched, high-growth situations that it believes can be purchased at modest valuations as well as companies with substantial unrecognized asset value and improving earnings prospects. As such companies achieve greater visibility over time and their stocks are accorded valuations more in line with their growth rates, the Adviser may choose to sell those securities.

The Institutional Equity Fund may, at times, invest greater than 25% of its net assets in the securities of companies in the same market sector. The Adviser will use its judgment and discretion regarding which sectors offer the greatest potential for long-term financial gain. This may, and likely will, change over time.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•	General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

•
Foreign Securities and Emerging Markets Risk:  Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between U.S. and foreign regulatory practices. These risks may be elevated in emerging markets.

•
Master Limited Partnership Risk:  Investing in MLPs entails risk related to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that make MLPs marginally more attractive today compared to other investments, fluctuations in energy prices, decreases in supply of or demand for energy commodities decreases in demand for MLPs in rising interest rate environments and various other risks. Investments in general partnerships may be riskier than investments in limited partnerships.

•
Sector Emphasis Risk:  The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk. This is the risk that adverse economic, business or other developments affecting a specific sector that the Fund has a focused position in may result in greater risk of loss than if the Fund’s investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

•
Health Care Sector Risk:  A significant portion of the Fund’s assets may be invested in securities related to the Health Care sector, including developers, manufacturers and/or distributors of drugs or medical devices and health care facilities. The Health Care sector could be negatively affected by regulatory, political, and economic factors.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Fund’s total returns for its first full calendar year. The table below illustrates how the Fund’s average annual total returns over time compare with a domestic broad-based market index. The Fund’s past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.osterweis.com.

Osterweis Institutional Equity Fund Calendar Year Total Returns*

* The Osterweis Institutional Equity Fund’s calendar year-to-date return as of March 31, 2014 was 1.40%.

Best Quarter:	1Q 2013	14.84%

Worst Quarter:	2Q 2013	2.28%

Average Annual Total Returns As of December 31, 2013
Average Annual Returns Osterweis Institutional Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	35.82%	26.89%	Jul. 31, 2012
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	34.61%	26.07%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	20.84%	20.55%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	25.70%	Jul. 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).